Note 8 - Variable Interest Entities (Details)	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended			12 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended
	Aug. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Aug. 31, 2012 CNinsure Issuance of Shares [Member] USD ($)	Aug. 31, 2012 CNinsure Repurchase of of CISG Holdings Share [Member] USD ($)	Dec. 31, 2013 VIE Subsidiaries [Member] Meidiya and Yihe Investments [Member]	Dec. 31, 2013 Affiliated Entity [Member] Meidiya and Yihe Investments [Member]	Dec. 31, 2014 Group VIEs [Member] Sichuan Yihe Investment Co. Ltd. Member and Shenzhen Xinbao Investment Management Co.Ltd. [Member]	Dec. 31, 2014 Sichuan Yihe Investment Co Ltd [Member]	Feb. 28, 2013 Minority Equity Holders [Member] Guangdong Meidiya Investment Co Ltd [Member]	Aug. 31, 2012 Minority Equity Holders [Member] Guangdong Meidiya Investment Co Ltd [Member]	Dec. 31, 2014 Sichuan Yihe Investment Co Ltd [Member] Fanhua Xinlian Information Technology Consulting Shenzhen Co Ltd [Member]	Dec. 31, 2013 Sichuan Yihe Investment Co. Ltd. Member and Shenzhen Xinbao Investment Management Co.Ltd. [Member] Group VIEs [Member]	Dec. 31, 2014 Sichuan Yihe Investment Co. Ltd. Member and Shenzhen Xinbao Investment Management Co.Ltd. [Member] Ying SiKang Information Technology Shenzhen Co Ltd [Member]	Dec. 31, 2014 Three PRC Affiliated Entities [Member] Litian Xilian Information and Zhonglian Enterprise [Member]	Dec. 31, 2013 Shenzhen Xinbao Investment Management Co Ltd [Member]	Feb. 28, 2013 Guangdong Meidiya Investment Co Ltd [Member] CNinsure Holdings Ltd. [Member] CNY	Aug. 31, 2012 Minkfair Insurance Management Limited [Member] CISG Holdings Ltd. [Member] HKD	Dec. 31, 2013 Ying SiKang Information Technology Shenzhen Co Ltd [Member] CNY
Note 8 - Variable Interest Entities (Details) [Line Items]
Loans and Leases Receivable Related Parties Commitments Fixed Interest Rates											0.00%		0.00%
Term of Agreement to Shareholders of VIE								10 years						1 year
Variable Interest Entity VIE Automatic Extended or Renewal Term of Agreement														1 year
Period of Notice Required to Terminate Agreement														30 days
Business Combination, Consideration Transferred				$ 0.001													1,200,000
Sale of Stock, Number of Shares Issued in Transaction (in Shares)	1		1,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Sale of Stock, Percentage of Ownership after Transaction									10.00%	100.00%						90.00%
Sale of Stock, Consideration Received Per Transaction (in Yuan Renminbi)																52,500,000
Sale of Stock, Percentage of Ownership before Transaction																20.00%
Wtihdrawal of Capital Contribution (in Yuan Renminbi)																		2,000,000
Number of Nominee Equity Shareholders which Collectively Held Specified Percentage of Equity Interests															2
Percentage of VIE Owned by Nominee Equity Shareholders															100.00%
Number of Investee Equity Interests Transferred					5	19
Number of Variable Interest Entities		2					7					7